Summary of Significant Accounting Policies - Schedule of Revenue by Source (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenue	$ 38,800	$ 32,661	$ 151,533	$ 116,099	$ 107,314
SaaS [Member]
Disaggregation of Revenue [Line Items]
Total revenue	18,259	10,243	52,074	27,744	15,558
Termed License and Support [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,727	7,744	38,949	26,985	21,802
Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	5,916	7,579	34,140	26,662	27,228
Maintenance and OEM [Member]
Disaggregation of Revenue [Line Items]
Total revenue	5,409	6,005	23,462	29,122	36,161
Perpetual License [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 489	$ 1,090	$ 2,908	$ 5,586	$ 6,565